Leases - Schedule of Total Lease Cost - Rent expenses (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Total lease cost	$ 58,338	$ 55,919
Operating Expense
Lessee, Lease, Description [Line Items]
Total lease cost	55,508	52,997
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Total lease cost	$ 2,830	$ 2,922